S-K 1603(b) Conflicts of Interest	Apr. 28, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.